Accounts receivable	12 Months Ended
Sep. 30, 2018
Receivables [Abstract]
Accounts receivable

Note 3 — Accounts receivable

Accounts receivable consisted of the following:

	September 30, 2018	September 30, 2017

Accounts receivable - trade	$8,601,269	$5,050,951
Accounts receivable - related party	1,257	93,506
Accounts receivable, net	$8,602,526	$5,144,457

No allowance for doubtful accounts was deemed necessary for the years ended September 30, 2018, 2017 and 2016. The Company recovered an account receivable write-off previously, recorded in 2015, in the amount of $19,019 during the year ended September 30, 2016.